Kathleen T. Ives, Esq.
Vice President and
Senior Counsel

November 1, 2004

VIA EDGAR
Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

      Re:   Oppenheimer Growth Fund
            Registration No. 2-45272; File No. 811-2306
            EDGAR Filing of Registration Statement

To the Securities and Exchange Commission:

      Pursuant  to Rule  497(j)  under the  Securities  Act of 1933,  as  amended,  I hereby represent  that,  with respect to the Prospectus and Statement of Additional  Information of
the  Registrant,  dated  October 25, 2004,  no changes were made to the  Prospectus  and the
Statement of  Additional  Information  contained in  Post-Effective  Amendment No. 62 to the
Registrant's  Registration  Statement on Form N-1A, which was filed  electronically with the
Securities and Exchange Commission on October 25, 2004.

Very truly yours,

/s/ Kathleen T. Ives
---------------------------

Kathleen T. Ives
Vice President &
Senior Counsel
(303) 768-3331

cc: Vincent DiStefano (SEC)
    Mayer, Brown, Rowe & Maw
    KPMG LLP
    Gloria LaFond